Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Interest Bearing Loans and Borrowings

	Maturity date	Interest rate		As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Guaranteed loans	17 June 2019	3.54%		2,413	2,339
Guaranteed loans	27 September 2019	2.30%		6,338	6,579
Guaranteed loans	30 September 2019	2.40%		6,142	6,521
Guaranteed loans	9 June 2017	1.50%		—	731
Guaranteed loans	11 January 2018	1.495%		780	—
Credit loans	6 December 2020	EURIBOR + 3.8%	(i)	3,121	—

Total				18,794	16,170

(i)	3.8% when EURIBOR is negative.